Regulatory framework (Details Narrative) - ARS ($) $ in Millions		12 Months Ended			24 Months Ended
	Jan. 14, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2022
Reserve Quantities [Line Items]
Term of concession		95 years
Payment for obligations		$ 24,174			$ 57,159
Recognizes credit					$ 24,174
Payment for debt		$ 32,985
Interest rate reduced		50.00%
Agreement on the Regularization of Obligations		$ 18,136
Recovery of allowance for the impairment of trade receivables - Agreement on the Regularization of Obligations		2,650
Concession area amounted		$ 2,126
Description of date of issuance		At the date of issuance of these financial statements, the Company has used a total of $ 3,016, $ 1,517 of which has not yet been credited, relating to the reports on progress of the works performed. The income recognized in fiscal year 2022, which relates to reports on progress of the works performed with the Company’s own funds amounts to $ 1,222 (which at the purchasing power of the currency at December 31, 2022 amounts to $ 1,760).
Contributions		$ 9,165	8,530	$ 9,312
Debts		1,253
Recognition of consumption of electricity		$ 1,253
E N R E [Member]
Reserve Quantities [Line Items]
Contributions			917
Buenos Aires [Member]
Reserve Quantities [Line Items]
Contributions			$ 336
Nonadjusting events after reporting period member
Reserve Quantities [Line Items]
Description of disbursement payments	As of December 31, 2022, negotiations are underway between the Company and the ENRE concerning the other disbursements stipulated in the agreement, which total an additional $1,000 relating to the second and third disbursements, plus a fourth disbursement in accordance with that which the ENRE will validate and inform about the vulnerable neighborhoods’ total consumption between August and December 2020.
P e s a1 member
Reserve Quantities [Line Items]
Share capital percentag		51.00%